Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2020 and 2019 consist of the following:

	31/12/20	31/12/19
Provision for legal claims	12,865	10,469
Provision for tax claims	360	641
Provision for warranties	3,745	4,489
Termination indemnities for sales agents	1,049	1,197
Other provisions	—	659
Total provisions	18,019	17,455
Less current portion	(3,745)	(4,489)
Non-current portion	14,274	12,966

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2020 and 2019 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other Provisions	Total
Balance as at December 31, 2018	10,926	1,098	4,476	1,141	1,337	18,978
Provisions made during the year	1,941	267	2,370	115	3,905	8,598
Provisions used during the year	(2,066)	(724)	(2,357)	(59)	(4,583)	(9,789)
Provisions reversed during the year	(332)	—	—	—	—	(332)
Balance as at December 31, 2019	10,469	641	4,489	1,197	659	17,455
Provisions made during the year	5,403	103	969	—	—	6,475
Provisions used during the year	(2,907)	(384)	(1,713)	(148)	(659)	(5,811)
Provisions reversed during the year	(100)	—	—	—	—	(100)
Balance as at December 31, 2020	12,865	360	3,745	1,049	—	18,019